Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 4,825	$ 4,828
Cost of revenue	2,956	3,667
Total operating expenses	22,863	9,823
Income / (loss) before income taxes	(19,998)	(9,454)
Income tax recovery / (expense)	(2)	(1,304)
Segment assets	142,020	32,234	$ 97,566
Semiconductors
Segment Reporting Information [Line Items]
Revenues	4,825	4,828
Cost of revenue	3,199	3,895
Segment gross profit	1,626	933
Total operating expenses	7,328	5,656
Other segment items	691	(15)
Segment profit /(loss) before income taxes	(6,393)	(4,708)
Interest revenue	7	74
Interest expense	7	51
Depreciation and amortization	313	301
Profit / (loss) from intersegment sales
Income tax recovery / (expense)		(1,304)
Segment assets	13,233	15,876
Total
Segment Reporting Information [Line Items]
Revenues	4,825	4,828
Cost of revenue	3,199	3,895
Segment gross profit	1,626	933
Total operating expenses	22,875	9,836
Other segment items	(1,238)	568
Segment profit /(loss) before income taxes	(20,011)	(9,471)
Other profit or loss2	13	17
Elimination of intersegment profits
Income / (loss) before income taxes	(19,998)	(9,454)
Interest revenue	1,611	254
Interest expense	10	367
Depreciation and amortization	315	301
Profit / (loss) from intersegment sales
Income tax recovery / (expense)	(1)	(1,304)
Segment assets	175,597	55,824
Corporate
Segment Reporting Information [Line Items]
Cost of revenue
Segment gross profit
Total operating expenses	15,547	4,180
Other segment items	(1,929)	583
Segment profit /(loss) before income taxes	(13,618)	(4,763)
Interest revenue	1,604	180
Interest expense	3	316
Depreciation and amortization	2
Profit / (loss) from intersegment sales
Income tax recovery / (expense)	(1)
Segment assets	$ 162,364	$ 39,948